Expense Example {- Strategic Advisers® Small-Mid Cap Fund} - 02.28 Strategic Advisers Small-Mid Cap Fund PRO-19 - Strategic Advisers® Small-Mid Cap Fund - Strategic Advisers Small-Mid Cap Fund-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	147
5 years	306
10 years	$ 770